SUMMARY OF MATERIAL ACCOUNTING POLICIES - Summary of Information About Company Principal Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Avon Products, Inc
Disclosure of Significant Accounting Polices [Line Items]
Direct interest	100.00%	100.00%
Natura Cosmeticos S.A. [member]
Disclosure of Significant Accounting Polices [Line Items]
Direct interest	100.00%	100.00%
Natura &Co International S.à r.l.
Disclosure of Significant Accounting Polices [Line Items]
Direct interest	100.00%	100.00%